Note 1 - Description of Plan - Vesting Percentage (Details) - EBP 43-1804048 003 [Member]	12 Months Ended
Dec. 31, 2025
Years of Service (Year)	1 year
Vesting Percentage	20.00%
EBP, Vesting, Years of Service, Tranche Two	2 years
EBP, Vesting Percentage, Tranche Two	40.00%
EBP, Vesting, Years of Service, Tranche Three	3 years
EBP, Vesting Percentage, Tranche Three	60.00%
EBP, Vesting, Years of Service, Tranche Four	4 years
EBP, Vesting Percentage, Tranche Four	80.00%
EBP, Vesting, Years of Service, Tranche Five	5 years
EBP, Vesting Percentage, Tranche Five	100.00%